Prepayments and other receivables - Impairment loss Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepayments and other receivables
Beginning of the year	¥ (5,719)	¥ (7,276)	¥ (2,968)
Exchange differences	(1,041)	1,557	(4,308)
End of the year	¥ (6,760)	¥ (5,719)	¥ (7,276)